Financial risk management objectives and policies - Summary of expected credit losses on trade receivables and customer wallet receivables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Financial risk management objectives and policies
Financial assets	$ 10,671,194	$ 8,968,265
Expected credit losses on trade receivables
Financial risk management objectives and policies
Financial assets		$ 2,614,945
Loss rate		25.00%
Expected credit losses on trade receivables | Expected credit losses
Financial risk management objectives and policies
Financial assets		$ (652,971)
Expected credit losses on trade receivables | Current
Financial risk management objectives and policies
Financial assets	$ 1,860,201	$ 1,514,964
Loss rate	0.17%	6.00%
Expected credit losses on trade receivables | Current | Expected credit losses
Financial risk management objectives and policies
Financial assets	$ (3,097)	$ (94,851)
Expected credit losses on trade receivables | 0 - 30
Financial risk management objectives and policies
Financial assets	$ 845,413	$ 265,026
Loss rate	0.51%	11.00%
Expected credit losses on trade receivables | 0 - 30 | Expected credit losses
Financial risk management objectives and policies
Financial assets	$ (4,285)	$ (29,454)
Expected credit losses on trade receivables | 31 - 60
Financial risk management objectives and policies
Financial assets	$ 167,551	$ 217,930
Loss rate	7.01%	15.00%
Expected credit losses on trade receivables | 31 - 60 | Expected credit losses
Financial risk management objectives and policies
Financial assets	$ (11,753)	$ (32,637)
Expected credit losses on trade receivables | 61 - 90
Financial risk management objectives and policies
Financial assets	$ 70,491	$ 104,129
Loss rate	17.15%	18.00%
Expected credit losses on trade receivables | 61 - 90 | Expected credit losses
Financial risk management objectives and policies
Financial assets	$ (12,089)	$ (18,959)
Expected credit losses on trade receivables | 91 - 120
Financial risk management objectives and policies
Financial assets	$ 936,198	$ 20,471
Loss rate	54.43%	44.00%
Expected credit losses on trade receivables | 91 - 120 | Expected credit losses
Financial risk management objectives and policies
Financial assets	$ (509,591)	$ (9,061)
Expected credit losses on trade receivables | 121-150
Financial risk management objectives and policies
Financial assets	$ 3,879,853	$ 8,878
Loss rate	13.94%	48.00%
Expected credit losses on trade receivables | 121-150 | Expected credit losses
Financial risk management objectives and policies
Financial assets	$ (540,814)	$ (4,278)
Expected credit losses on trade receivables | 151-180
Financial risk management objectives and policies
Financial assets		$ 40,878
Loss rate		52.00%
Expected credit losses on trade receivables | 151-180 | Expected credit losses
Financial risk management objectives and policies
Financial assets		$ (21,062)
Expected credit losses on trade receivables | 180+
Financial risk management objectives and policies
Financial assets		$ 442,669
Loss rate		100.00%
Expected credit losses on trade receivables | 180+ | Expected credit losses
Financial risk management objectives and policies
Financial assets		$ (442,669)
Expected credit losses on customer wallet receivables
Financial risk management objectives and policies
Financial assets	$ 2,061,148	$ 1,585,645
Loss rate	76.08%	54.00%
Expected credit losses on customer wallet receivables | Expected credit losses
Financial risk management objectives and policies
Financial assets	$ (1,568,130)	$ (861,615)
Expected credit losses on customer wallet receivables | Current
Financial risk management objectives and policies
Financial assets	$ 20,362	$ 151,646
Loss rate	2.02%	9.00%
Expected credit losses on customer wallet receivables | Current | Expected credit losses
Financial risk management objectives and policies
Financial assets	$ (412)	$ (13,648)
Expected credit losses on customer wallet receivables | 0 - 30
Financial risk management objectives and policies
Financial assets	$ 22,895	$ 173,664
Loss rate	2.03%	18.00%
Expected credit losses on customer wallet receivables | 0 - 30 | Expected credit losses
Financial risk management objectives and policies
Financial assets	$ (464)	$ (31,259)
Expected credit losses on customer wallet receivables | 31 - 60
Financial risk management objectives and policies
Financial assets	$ 24,448	$ 177,214
Loss rate	6.07%	27.00%
Expected credit losses on customer wallet receivables | 31 - 60 | Expected credit losses
Financial risk management objectives and policies
Financial assets	$ (1,485)	$ (47,848)
Expected credit losses on customer wallet receivables | 61 - 90
Financial risk management objectives and policies
Financial assets	$ 31,877	$ 173,287
Loss rate	10.13%	36.00%
Expected credit losses on customer wallet receivables | 61 - 90 | Expected credit losses
Financial risk management objectives and policies
Financial assets	$ (3,228)	$ (62,383)
Expected credit losses on customer wallet receivables | 91 - 120
Financial risk management objectives and policies
Financial assets	$ 57,430	$ 196,888
Loss rate	14.18%	45.00%
Expected credit losses on customer wallet receivables | 91 - 120 | Expected credit losses
Financial risk management objectives and policies
Financial assets	$ (8,141)	$ (88,600)
Expected credit losses on customer wallet receivables | 121-150
Financial risk management objectives and policies
Financial assets	$ 58,837	$ 177,555
Loss rate	18.22%	59.00%
Expected credit losses on customer wallet receivables | 121-150 | Expected credit losses
Financial risk management objectives and policies
Financial assets	$ (10,723)	$ (103,870)
Expected credit losses on customer wallet receivables | 151-180
Financial risk management objectives and policies
Financial assets	$ 1,845,299	$ 58,949
Loss rate	83.65%	77.00%
Expected credit losses on customer wallet receivables | 151-180 | Expected credit losses
Financial risk management objectives and policies
Financial assets	$ (1,543,677)	$ (45,096)
Expected credit losses on customer wallet receivables | 180+
Financial risk management objectives and policies
Financial assets		$ 476,442
Loss rate		98.00%
Expected credit losses on customer wallet receivables | 180+ | Expected credit losses
Financial risk management objectives and policies
Financial assets		$ (468,911)